Relationship with Parent and Related Entities - Additional Information (Details) - USD ($)				12 Months Ended
	Aug. 31, 2021	May 27, 2016	Feb. 25, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due to affiliates				$ 0	$ 372,650,000
ESPP
Related Party Transaction [Line Items]
Maximum stock purchase, percentage of compensation	20.00%			20.00%
Offering period length				6 months
Purchase price of common stock, percent of market value	85.00%			85.00%
Maximum value of common stock purchase, per year	$ 25,000			$ 25,000
Minimum | Equity-Based Incentive Plan
Related Party Transaction [Line Items]
Vesting period				1 year
Maximum | Equity-Based Incentive Plan
Related Party Transaction [Line Items]
Vesting period				5 years
Affiliated Entity | SolarWinds Holdings, Inc.
Related Party Transaction [Line Items]
Due to affiliates				$ 0	228,500,000
Interest expense, related party				13,800,000	28,100,000	$ 34,100,000
Accounts payable, related parties				500,000	8,000,000
Accounts receivable, related parties				100,000	300,000
Expenses from transaction with related party				21,047,000	35,147,000	19,845,000
Affiliated Entity | SolarWinds Holdings, Inc. | Transition Services Agreement
Related Party Transaction [Line Items]
Expenses from transaction with related party				1,700,000
Affiliated Entity | SolarWinds Holdings, Inc. | Software OEM Agreements
Related Party Transaction [Line Items]
Expenses from transaction with related party				100,000
Revenue from related parties				500,000
Affiliated Entity | SolarWinds Holdings, Inc. | Software Cross License Agreement
Related Party Transaction [Line Items]
Expenses from transaction with related party				700,000
Revenue from related parties				100,000
Affiliated Entity | SolarWinds Holdings, Inc. | Equity-Based Incentive Plan
Related Party Transaction [Line Items]
Expenses from transaction with related party				9,300,000	20,600,000	$ 8,400,000
Conversion incremental compensation expense				2,700,000
Affiliated Entity | SolarWinds Holdings, Inc. | Loan Agreement With SolarWinds Holdings, Inc.
Related Party Transaction [Line Items]
Loans payable					144,200,000
Affiliated Entity | SolarWinds Holdings, Inc. | Loans Payable
Related Party Transaction [Line Items]
Face amount of debt			$ 250,000,000.0
Affiliated Entity | SolarWinds Holdings, Inc. | Loans Payable | Loan Agreement With SolarWinds Holdings, Inc.
Related Party Transaction [Line Items]
Face amount of debt		$ 200,000,000.0
Related party transaction, rate		2.24%
Affiliated Entity | SolarWinds Holdings, Inc. | Loans Payable | LIBOR
Related Party Transaction [Line Items]
Basis spread on variable rate			9.80%
Affiliated Entity | SolarWinds Holdings, Inc. | Other Noncurrent Liabilities
Related Party Transaction [Line Items]
Due to affiliates				$ 0	$ 372,700,000